Collection Period Ended 31-Jan-2012
Principal Note
Payment Factor
0.00 0.000000
0.00 0.000000
23,752,845.52 0.673378
0.00 1.000000
23,752,845.52
Interest & Principal
Payment
0.00
0.00
24,119,606.02
120,945.67
$24,240,551.69
Total
$487,706.17
56.752014
Class A-4 Notes 2.140000% 120,945.67 1.783333 1.783333
Class A-3 Notes 1.420000% 366,760.50 0.862966
0.000000
Class A-2 Notes 0.700000% 0.00 0.000000 0.000000
Class A-1 Notes 0.309120% 0.00 0.000000
Interest per Interest & Principal Payment
Interest Rate Interest Payment $1000 Face Amount per $1000 Face Amount
Target Overcollateralization Amount 54,791,543.75 13.40%
Current Overcollateralization Amount 54,791,543.75 13.40%
Amount Percentage
Initial Overcollateralization Amount 103,010,874.91 9.40%
Pool Balance
1,150,006,889.88
453,943,776.22
427,861,023.72
Yield Supplement Overcollateralization Amount 54,176,014.97 20,237,173.05 19,063,874.13
Adjusted Pool Balance 1,095,830,874.91 433,706,603.17 408,797,149.59
Overcollateralization 103,010,874.91 55,948,151.81 54,791,543.75
0.000000
Total Note Balance
992,820,000.00
377,758,451.36
354,005,605.84
Class A-4 Notes 67,820,000.00 67,820,000.00 67,820,000.00
0.000000
Class A-3 Notes 425,000,000.00 309,938,451.36 286,185,605.84 55.889048
Class A-2 Notes 220,000,000.00 0.00 0.00
Face Amount
Class A-1 Notes 280,000,000.00 0.00 0.00 0.000000
Balance Balance Balance
Summary
Initial Beginning Ending Principal per $1000
29
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to) 15-Jan-2012 15-Feb-2012 30/360 Days 30
Interest Period of the Class A-1 Notes (from... to) 17-Jan-2012 15-Feb-2012 Actual/360 Days
21
Record Date 14-Feb-2012
Distribution Date 15-Feb-2012
Collection Period (from... to) 1-Jan-2012
Mercedes-Benz Auto Receivables Trust 2010-1
Investor Report

31-Jan-2012
Determination Date 13-Feb-2012
Dates
Collection Period No.
Regular Principal Distributable Amount 23,752,845.52 23,752,845.52 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
Interest Distributable Amount Class A Notes 487,706.17
2,808,752.18
Reserve Fund Draw Amount 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
378,286.48 0.00
Total Trustee Fee
0.00 0.00 0.00
0.00
Total Distribution
27,427,590.35
Distribution Detail
Purchase Amounts 0.00 (4) Priority Principal Distributable Amount
Due Paid Shortfall
Total Servicing Fee 378,286.48
Priority Principal Distributable Amount
Aggregate Principal Distributable Amount 23,752,845.52 23,752,845.52 0.00
487,706.17 0.00
thereof on Class A-4 Notes 0.00 0.00 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
Interest Carryover Shortfall Amount 0.00 0.00 0.00
thereof on Class A-4 Notes 120,945.67 120,945.67 0.00
thereof on Class A-3 Notes 366,760.50 366,760.50 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
0.00
0.00 0.00 0.00
Available Funds
27,427,590.35
(9) Excess Collections to Certificateholders
Monthly Interest Distributable Amount 487,706.17 487,706.17
(8) Total Trustee Fees [not previously paid under (2)] 0.00
Available Collections
27,427,590.35 (7) Additional Servicing Fee and Transition Costs 0.00
Investment Earnings 138.04 (6) Regular Principal Distributable Amount 23,752,845.52
Advances made by the Servicer 0.00 (5) To Reserve Fund to reach the Reserve Fund Required Amount 0.00
Recoveries 314,609.06 (3) Interest Distributable Amount Class A Notes 487,706.17
Net Liquidation Proceeds 104,989.10 (2) Total Trustee Fees (max. $100,000 p.a.) 0.00
Interest Collections 1,553,081.22 Nonrecoverable Advances to the Servicer 0.00
Available Funds
Distributions
Principal Collections 25,454,772.93 (1) Total Servicing Fee 378,286.48
50.23
Weighted Average Seasoning (months) 11.89
Pool Data
Amount Number of Receivables
Cutoff Date Pool Balance 1,150,006,889.88 38,540
Notice to Investors
Pool Statistics
minus Reserve Fund Draw Amount 0.00
2,739,577.19
Reserve Fund Deficiency
Net Investment Earnings on the Reserve Fund 14.07
Reserve Fund Amount - Beginning Balance
0.00
2,739,577.19
plus top up Reserve Fund up to the Required Amount
Investment Earnings for the Collection Period 138.04
32.48
As of Cutoff Date Current
Weighted Average APR 4.06%
Pool Factor 37.21%
3.98%
Weighted Average Number of Remaining Payments 31.86
24,162 Pool Balance end of Collection Period
Principal Purchase Amounts 0.00
Principal Gross Losses
427,861,023.72
627,979.57
Principal Collections
9,463,144.20
Pool Balance beginning of Collection Period
15,991,628.73
453,943,776.22 24,893
Principal Collections attributable to Full Pay-offs
Net Investment Earnings on the Collection Account 123.97
Investment Earnings
Reserve Fund Amount - Ending Balance
0.00
minus Net Investment Earnings 14.07
plus Net Investment Earnings for the Collection Period 14.07
Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount 2,739,577.19
Losses
Current
91-120 Days Delinquent
127 0.68%
423,575,600.78
Principal Net Liquidation Proceeds 102,959.43
Cumulative Principal Net Losses 4,180,602.68
0.23%
Total
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
402,403.53 14 0.09%
Percentage
Current
31-60 Days Delinquent
2,909,055.36
Principal Gross Losses 627,979.57
427,861,023.72
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance 0.364%
Principal Net Losses 215,827.65
Principal Recoveries 309,192.49
24,162 100.00%
61-90 Days Delinquent 973,964.05 44
Delinquency Profile *
23,977 99.00%
Amount Number of Receivables